Other Assets - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 01, 2025	Dec. 31, 2024
Other non-current assets
Upfront license fees, net	$ 2,922		$ 477
Contract assets	45		42
Deferred income taxes	40		37
Finance lease right-of-use assets	20		16
Other	102		35
Total other non-current assets	$ 3,130		606
Italian Lotto
Other non-current assets
License term	9 years	9 years
Upfront license fees, net	$ 2,596		0
Italian Scratch & Win
Other non-current assets
License term	9 years
Upfront license fees, net	$ 287		346
Italian Lotto
Other non-current assets
License term	9 years
Upfront license fees, net	$ 0		81
New Jersey
Other non-current assets
License term	15 years 9 months
Upfront license fees, net	$ 31		39
Indiana
Other non-current assets
License term	16 years 1 month
Upfront license fees, net	$ 5		6
Rhode Island
Other non-current assets
License term	20 years 6 months
Upfront license fees, net	$ 3		$ 3